Investment Portfolioas of August 31, 2025 (Unaudited)
DWS Managed Municipal Bond Fund
	Principal Amount ($)	Value ($)

Municipal Investments 97.6%
Alabama 0.7%
Alabama, Black Belt Energy Gas District, Gas Project Revenue, Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc.	3,000,000	3,184,817
Jefferson County, AL, Sewer Revenue, 5.5%, 10/1/2053	4,170,000	4,251,605
Southeast Alabama, Energy Authority Commodity Supply Revenue Project 4, Series A, 4.0% (a), 11/1/2051, GTY: Goldman Sachs Group, Inc.	5,000,000	5,068,428
		12,504,850
Alaska 0.2%
Alaska, Alaska Railroad Corp., Revenue, AMT, 6.0%, 10/1/2050, INS: AG	1,500,000	1,586,753
Alaska, Northern Tobacco Securitization Corp., Tobacco Settlement Revenue, “1”, Series A, 4.0%, 6/1/2050	2,045,000	1,649,336
		3,236,089
Arizona 3.0%
Arizona, Health Facilities Authority Revenue:
Series B, SIFMA Municipal Swap Index + 0.25%, 2.98% (a), 1/1/2046	1,170,000	1,161,142
Series B, Prerefunded, SIFMA Municipal Swap Index + 0.25%, 2.98% (a), 1/1/2046	50,000	49,981
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citigroup, Inc.	1,600,000	1,727,677
5.0%, 12/1/2037, GTY: Citigroup, Inc.	8,405,000	8,792,694
Arizona, State Health Facilities Authority Revenue, Banner Health Obligated Group, Series B, Prerefunded, SIFMA Municipal Swap Index + 0.25%, 2.98% (a), 1/1/2046	230,000	230,050
Arizona, State Industrial Development Authority Revenue, ISF Ativo Portfolio Obligated Group, Series 2025-A, 144A, 6.75%, 3/1/2065	10,430,000	9,741,172
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	2,830,000	2,426,771
Arizona, Yuma Industrial Development Authority Revenue, Regional Medical Center Obligated Group, Series A, 5.25%, 8/1/2049	4,200,000	4,260,078
Maricopa County, AZ, Industrial Development Authority Revenue, Grand Canyon University Obligated Group, 144A, 7.375%, 10/1/2029	3,000,000	3,150,985
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	4,560,000	4,146,357
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue:
Series D, 5.0%, 12/1/2043	2,150,000	2,162,052
Series D, 5.0%, 12/1/2044	2,750,000	2,751,948
Series D, 5.0%, 12/1/2045	2,200,000	2,186,972
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2057	6,495,000	4,655,615
144A, 5.0%, 6/15/2049	1,445,000	1,267,203
144A, 5.0%, 6/15/2052	1,410,000	1,217,158
		49,927,855

California 3.4%
California, Housing Finance Agency, Municipal Certificates:
“A", Series A, 3.25%, 8/20/2036	3,878,510	3,643,247
“A", Series 2021-1, 3.5%, 11/20/2035	5,201,392	4,908,576
“A", Series 2021-2, 3.75%, 3/25/2035	2,907,571	2,907,389
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	2,395,000	2,368,180
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	15,315,000	18,310,714
California, Municipal Finance Authority, Barlow Respiratory Hospital Obligated Group, Series A, 4.0%, 9/1/2040	6,975,000	6,026,420
California, Public Finance Authority Revenue, ISF Ativo Portfolio Obligated Group, Series 2025-A, 144A, 6.625%, 3/1/2065	6,055,000	5,736,652
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements, 3.875%, 9/1/2049	1,560,000	1,196,917
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II”, 144A, 7.0%, 1/1/2039	4,335,000	4,399,638
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 2.5% (b), 9/7/2025, LOC: Wells Fargo Bank NA	300,000	300,000
Los Angeles, CA, Department of Airports Revenue, Series B, AMT, 5.0%, 5/15/2030	2,715,000	2,853,877
Los Angeles, CA, Department of Water & Power Revenue:
Series B, 5.0%, 7/1/2039	2,255,000	2,371,498
Series C, 5.0%, 7/1/2044	1,935,000	1,970,314
		56,993,422
Colorado 4.8%
Colorado, Bridge & Tunnel Enterprise Revenue, Series A, 5.5%, 12/1/2054, INS: AG	3,000,000	3,129,568
Colorado, Denver Health & Hospital Authority Revenue, Series A, 6.0%, 12/1/2055	1,670,000	1,749,459
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	3,333,000	3,189,488
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co.	30,000,000	35,287,908
Colorado, State Educational & Cultural Facilities Authority Revenue, Stanley Partnership for Art Culture & Education LLC, Series A-1, 144A, 6.875%, 2/1/2059	7,000,000	7,108,372
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-1, 4.0%, 8/1/2044	4,000,000	3,462,703
Denver City & County, CO, Airport System Revenue:
Series A, AMT, 5.0%, 12/1/2031	5,250,000	5,494,846
Series B, AMT, 5.5%, 11/15/2040	1,835,000	1,957,204
Series B, AMT, 5.5%, 11/15/2042	1,665,000	1,745,446
Series B, AMT, 5.5%, 11/15/2043	1,665,000	1,735,341
Series A, AMT, 5.5%, 11/15/2053	4,000,000	4,105,146
Series D, AMT, 5.75%, 11/15/2045	3,280,000	3,437,193
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	4,585,000	4,430,029
Douglas County, CO, Rampart Range Metropolitan District No. 5:
4.0%, 12/1/2041	940,000	802,542
4.0%, 12/1/2051	3,510,000	2,722,450
		80,357,695
Delaware 0.0%
Delaware, University of Delaware Revenue, Series C, 3.9% (b), 9/2/2025, SPA: TD Bank NA	200,000	200,000
District of Columbia 1.2%
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2050	2,155,000	1,908,381
Metropolitan Washington, DC, Airport Authority, Dulles Toll Road Revenue, Series B, 3.0%, 10/1/2050, INS: AG	3,265,000	2,289,108

Metropolitan Washington, DC, Airports Authority System Revenue, Series A, AMT, 5.5%, 10/1/2054	4,750,000	4,877,669
Metropolitan Washington, DC, Area Transit Authority Dedicated Revenue, Series A, 5.5%, 7/15/2060	8,000,000	8,339,801
Washington, DC, Convention & Sports Authority, Dedicated Tax Revenue:
Series A, 5.0%, 10/1/2029	1,455,000	1,524,447
Series A, 5.0%, 10/1/2030	1,455,000	1,519,850
		20,459,256
Florida 8.2%
Broward County, FL, Airport System Revenue, Series A, AMT, 4.0%, 10/1/2049	3,425,000	2,835,347
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project:
Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	4,310,000	3,351,625
AMT, 6.125%, 10/1/2055	5,100,000	5,149,803
Collier County, FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.25%, 6/1/2038	4,685,000	4,601,720
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	540,000	568,713
Series A-1, 5.0%, 10/1/2033	540,000	564,464
Series A-1, 5.0%, 10/1/2034	545,000	565,726
Series A-1, 5.0%, 10/1/2035	270,000	278,094
Florida, Capital Projects Finance Authority Revenue, Provident Group - Continuum Properties LLC:
Series A-1, 5.0%, 11/1/2053	785,000	701,427
Series A-1, 5.0%, 11/1/2058	1,255,000	1,104,468
Florida, Capital Projects Finance Authority Revenue, Trilogy Community Development Foundation, Inc. Obligated Group:
Series A, 144A, 7.125%, 1/1/2065	3,665,000	3,509,143
Series A, 144A, 7.25%, 1/1/2055	2,200,000	2,183,033
Florida, Capital Trust Agency, Southeastern University Obligated Group Project:
Series A, 144A, 6.25%, 5/1/2048	2,500,000	2,476,960
Series A, 144A, 6.375%, 5/1/2053	1,000,000	988,354
Florida, Capital Trust Authority Revenue, Madrone Florida Tech Student Housing I LLC, Series A, 144A, 5.375%, 7/1/2065	1,500,000	1,377,440
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects, Series A, 5.0%, 6/15/2050	5,170,000	4,709,521
Florida, Development Finance Corp., AAF Operations Holdings LLC, 144A, AMT, 14.0% (a), 7/15/2032	2,555,000	1,584,100
Florida, Development Finance Corp., Brightline Trains Florida LLC, AMT, 5.5%, 7/1/2053	6,000,000	4,954,433
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	280,000	266,809
Series B, 5.0%, 7/1/2042	295,000	281,102
Series A-1, 5.0%, 7/1/2051	255,000	231,430
Series B, 5.0%, 7/1/2051	420,000	381,178
Series A-1, 5.0%, 2/1/2057	370,000	330,838
Series B, 5.0%, 7/1/2057	440,000	393,195
Florida, Higher Educational Facilities Financing Authority Revenue, Rollins College Project, 4.125%, 12/1/2054	13,690,000	11,384,355
Florida, Jacksonville Electric Authority, Electric System Revenue, Series B, 4.0%, 10/1/2037	1,500,000	1,480,677
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project, Series A, 144A, 5.25%, 11/15/2056	16,000,000	10,893,824
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, 4.0%, 10/1/2044	1,000,000	842,806
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	1,600,000	1,419,255

Florida, State Housing Finance Corp. Revenue, Series 1, 3.5%, 7/1/2051	1,250,000	1,254,458
Florida, Village Community Development District No. 12, Special Assessment Revenue, 4.25%, 5/1/2043	5,125,000	4,607,183
Florida, Village Community Development District No. 14, Special Assessment Revenue, 5.5%, 5/1/2053	6,320,000	6,336,196
Florida, Village Community Development District No. 15, Special Assessment Revenue:
144A, 4.8%, 5/1/2055	600,000	535,936
144A, 5.25%, 5/1/2054	2,130,000	2,066,636
Highlands County, FL, Health Facilities Authority Revenue, AdventHealth Obligated Group:
Series C, 3.95% (b), 9/2/2025, SPA: PNC Bank NA	6,000,000	6,000,000
Series D, 3.95% (b), 9/2/2025, SPA: PNC Bank NA	1,300,000	1,300,000
Hillsborough County, FL, Industrial Development Authority Revenue, BayCare Obligated Group, Series C, 5.5%, 11/15/2054	6,000,000	6,241,344
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	2,586,278
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series A, 5.25%, 4/1/2047	6,250,000	6,348,217
Miami-Dade County, FL, Seaport Revenue:
Series B1, AMT, 4.0%, 10/1/2046	6,430,000	5,456,589
Series A, AMT, 5.0%, 10/1/2047	8,975,000	8,728,660
Orange County, FL, State Health Facilities Authority Revenue, Orlando Health Obligated Group, Series 2025-A, 5.25%, 10/1/2056	5,335,000	5,390,813
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series C, 7.5%, 5/15/2053	685,000	751,964
Series C, 7.625%, 5/15/2058	905,000	996,718
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	13,380,000	11,092,571
		139,103,403
Georgia 2.5%
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052	3,825,000	3,112,160
Columbia County, GA, Hospital Authority Revenue, WellStar Health System Obligated Group:
Series A, 5.125%, 4/1/2048	1,875,000	1,884,397
Series A, 5.75%, 4/1/2053	2,000,000	2,090,487
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	3,155,000	3,161,240
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	815,000	653,134
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 4.0% (a), 7/1/2052, GTY: Royal Bank of Canada	10,920,000	11,083,717
Series C, 5.0% (a), 9/1/2053, GTY: Royal Bank of Canada	5,765,000	6,121,856
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co.	5,000,000	5,230,787
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	5,000,000	5,337,151
Georgia, The Atlanta Development Authority Revenue, Capital Appreciation Convertible Economic Development Certificates, “A”, Series 1, 144A, 0%–6.5%, 12/15/2048 (c)	3,250,000	2,776,776
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 2, 3.875% (a), 10/1/2048	1,250,000	1,255,073
		42,706,778
Hawaii 0.2%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.5%, 7/1/2054	2,000,000	2,069,002
Hawaii, State Department of Budget & Finance Revenue, Queen's Health Systems Obligated Group, Series B, 3.4% (b), 9/2/2025, LOC: Barclays Bank PLC	600,000	600,000
		2,669,002

Idaho 0.3%
Idaho, State Health Facilities Authority Revenue, St Luke's Health System Ltd. Obligated Group, Series 2025-A, 5.25%, 3/1/2050	4,855,000	4,923,274
Illinois 5.9%
Chicago, IL, General Obligation, Series A, 6.0%, 1/1/2050	2,160,000	2,201,180
Chicago, IL, O'Hare International Airport Revenue:
Series C, AMT, 5.25%, 1/1/2044	2,620,000	2,677,703
Series A, AMT, 5.5%, 1/1/2053	9,340,000	9,546,648
Series A, AMT, 5.5%, 1/1/2053, INS: AG	6,395,000	6,507,041
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien:
Series A, 4.0%, 12/1/2050	3,730,000	3,112,980
Series A, 5.0%, 12/1/2052	10,000,000	9,737,175
Illinois, Development Finance Authority, St. Ignatius College Project, 2.7% (b), 9/7/2025, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, Housing Development Authority Revenue, Series N, 6.25%, 4/1/2054	6,390,000	6,987,831
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	12,000,000	6,648,900
Illinois, Regional Transportation Authority, Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	7,769,826
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 2.8% (b), 9/7/2025, LOC: BMO Harris Bank NA	600,000	600,000
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group:
Series A, Prerefunded, 5.0%, 1/1/2036	2,970,000	3,069,131
Series A, Prerefunded, 5.0%, 1/1/2037	3,965,000	4,097,342
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045 * (d)	8,761,728	70,094
Illinois, State General Obligation:
5.0%, 11/1/2034	3,500,000	3,544,135
5.0%, 1/1/2035	6,875,000	6,898,693
Series A, 5.0%, 12/1/2042	5,955,000	5,948,124
Series C, 5.25%, 10/1/2046	6,000,000	6,045,919
5.5%, 5/1/2039	7,665,000	7,990,549
5.75%, 5/1/2045	4,205,000	4,339,851
		99,793,122
Indiana 0.8%
Indiana, State Finance Authority, CWA Authority, Inc. Project Revenue:
Series A, 5.0%, 10/1/2042	1,000,000	1,039,932
Series A, 5.0%, 10/1/2043	1,000,000	1,033,285
Series A, 5.0%, 10/1/2044	1,000,000	1,027,779
Series A, 5.0%, 10/1/2045	1,000,000	1,023,453
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series G-1, 5.25%, 1/1/2048	4,100,000	4,189,292
Series E, 6.0%, 3/1/2053	3,570,000	3,629,540
Series E, 6.125%, 3/1/2057	1,780,000	1,821,282
		13,764,563
Iowa 1.9%
Iowa, Higher Education Loan Authority, Des Moines University Project, 5.375%, 10/1/2052	2,265,000	2,257,587
Iowa, PEFA, Inc., Gas Project Revenue, 5.0% (a), 9/1/2049, GTY: Goldman Sachs Group, Inc.	10,000,000	10,172,317

Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series A, 5.125%, 5/15/2059	5,250,000	4,727,541
Series 2024-B, 7.25%, 5/15/2035	3,120,000	3,157,017
Series B, 7.5%, 5/15/2053	910,000	996,577
Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	12,905,000	10,223,820
		31,534,859
Kansas 0.0%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 3.9% (b), 9/2/2025, LOC: U.S. Bank NA	100,000	100,000
Kentucky 0.3%
Louisville & Jefferson County, KY, Metro Government Hospital Revenue, UOFL Health Project, Series A, 5.0%, 5/15/2052	4,785,000	4,480,628
Louisiana 1.4%
Louisiana, Public Facilities Authority Revenue, CHRISTUS Health Obligated Group, 3.08% (b), 9/7/2025, LOC: TD Bank NA	4,695,000	4,695,000
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project:
Series 2025-A, 5.5%, 5/15/2050	5,000,000	5,192,669
Series 2025-A, 5.5%, 5/15/2055	10,000,000	10,333,314
Louisiana, State Public Facilities Authority Revenue, Calcasieu Bridge Partners LLC, AMT, 5.75%, 9/1/2064	4,000,000	3,993,782
		24,214,765
Maryland 1.1%
Maryland, State Community Development Administration, Department of Housing & Community Development, Series C, 3.5%, 3/1/2050	1,420,000	1,423,642
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project, Series A, 5.75%, 7/1/2053	1,925,000	1,982,987
Maryland, State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System Obligated Group, Series 2025-A, 5.25%, 7/1/2052	12,145,000	12,313,993
Maryland, State Health & Higher Educational Facilities Authority Revenue, UPMC Obligated Group, Series B, 4.0%, 4/15/2045	3,510,000	3,048,259
		18,768,881
Massachusetts 0.3%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 2.75% (b), 9/7/2025, LOC: TD Bank NA	1,500,000	1,500,000
Massachusetts, State Development Finance Agency Revenue, Boston University, Series U-6E, 3.4% (b), 9/2/2025, LOC: TD Bank NA	100,000	100,000
Massachusetts, State Development Finance Agency Revenue, Springfield College, Series A, 4.0%, 6/1/2056	1,235,000	867,611
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, 5.0%, 7/1/2036	1,000,000	1,007,228
Massachusetts, State Health & Educational Facilities Authority Revenue, Mass General Brigham, Inc., Series F-3, 2.45% (b), 9/7/2025, LOC: TD Bank NA	960,000	960,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series J-2, 3.3% (b), 9/2/2025	200,000	200,000
Massachusetts, State Water Resources Authority, Series A1, 2.73% (b), 9/7/2025, SPA: JPMorgan Chase Bank NA	100,000	100,000
		4,734,839
Minnesota 0.5%
Minnesota, State Trunk Highway, Series B, 4.0%, 8/1/2032	5,000,000	5,145,474
St. Cloud, MN, CentraCare Health System Obligated Group Revenue, 5.0%, 5/1/2054	2,780,000	2,735,743
		7,881,217

Missouri 1.0%
Missouri, State Health & Educational Facilities Authority Revenue, Mercy Health, Series C, 4.0%, 11/15/2049	7,000,000	5,829,436
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership Loan Program:
Series B, 4.0%, 5/1/2050	1,770,000	1,785,067
Series C, 6.0%, 5/1/2053	9,165,000	10,108,006
		17,722,509
Nevada 0.9%
Nevada, Department of Business & Industry Revenue, Brightline West Passenger Rail Project, Series 2025-A, 144A, AMT, 9.5% (a), 1/1/2065	8,335,000	7,663,742
Nevada, Reno-Tahoe Airport Authority Revenue:
Series A, AMT, 5.25%, 7/1/2049	2,000,000	2,004,047
Series A, AMT, 5.25%, 7/1/2054	1,600,000	1,597,650
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	29,000,000	4,298,690
		15,564,129
New Jersey 3.3%
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2031	1,245,000	1,328,787
New Jersey, State Economic Development Authority Revenue:
Series SSS, 5.25%, 6/15/2038	1,600,000	1,731,409
Series BBB, Prerefunded, 5.5%, 6/15/2030	16,440,000	17,094,455
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 4.25%, 12/1/2045	4,835,000	4,737,384
Series C, AMT, 5.0%, 12/1/2053	2,520,000	2,285,659
New Jersey, State Housing & Mortgage Finance Agency, Single Family Housing Revenue, Series I, 5.0%, 10/1/2053	2,200,000	2,285,989
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series CC, Prerefunded, 5.5%, 6/15/2050	4,500,000	5,298,111
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series AA, 4.0%, 6/15/2050	5,820,000	4,958,668
Series A, 5.0%, 12/15/2034	5,320,000	5,555,512
Series BB, 5.25%, 6/15/2050	6,855,000	6,995,999
South Jersey, NJ, Transportation Authority System Revenue, Series A, 5.25%, 11/1/2052	3,200,000	3,254,220
		55,526,193
New Mexico 1.0%
New Mexico, State Finance Authority Revenue, Public Project Revolving Fund, Series A, 4.0%, 6/1/2030	5,795,000	5,997,025
New Mexico, State Mortgage Finance Authority:
Series A, 3.5%, 1/1/2051	2,055,000	2,062,776
“I", Series D, 6.5%, 9/1/2054	5,875,000	6,501,231
New Mexico, State Mortgage Finance Authority, Single Family Mortgage Revenue, “I”, Series D, 3.75%, 1/1/2050	1,855,000	1,868,849
		16,429,881
New York 13.4%
New York, Genesee County Funding Corp., Rochester Regional Health Obligation, Series A, 5.25%, 12/1/2052	2,000,000	1,941,236
New York, Metropolitan Transportation Authority Revenue:
Series G-1G, 3.01% (b), 9/7/2025, LOC: TD Bank NA	765,000	765,000
Series E-1, 3.85% (b), 9/2/2025, LOC: Barclays Bank PLC	700,000	700,000
Series 2025-A, 5.25%, 11/15/2045	3,000,000	3,059,304

New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Climate Board Certified Green Bond, Series B2, 5.0%, 11/15/2034	10,940,000	11,286,681
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, Prerefunded, 5.0%, 2/15/2039	10,000	10,388
Series A, 5.0%, 3/15/2041	8,000,000	8,399,730
New York, State Dormitory Authority, Sales Tax Revenue, Series A, 5.0%, 3/15/2036	5,000,000	5,187,816
New York, State Housing Finance Agency Revenue, Liberty Street Realty LLC, Series A, 3.06% (b), 9/7/2025, LIQ: Freddie Mac, LOC: Freddie Mac	200,000	200,000
New York, State Liberty Development Corp. Revenue, Series A, 3.0%, 11/15/2051	3,500,000	2,355,624
New York, State Transportation Development Corp. Revenue, JFK Millennium Partners LLC, Series A, AMT, 5.5%, 12/31/2060	8,745,000	8,466,702
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
Series A, AMT, 5.0%, 1/1/2031	2,050,000	2,096,195
AMT, 5.0%, 10/1/2035	3,705,000	3,758,853
AMT, 5.625%, 4/1/2040	5,160,000	5,317,994
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	1,000,000	924,112
AMT, 5.375%, 6/30/2060	12,495,000	11,864,145
AMT, 6.0%, 6/30/2054	1,400,000	1,422,565
AMT, 6.0%, 6/30/2059	4,615,000	4,725,652
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project, AMT, 5.0%, 12/1/2041	3,210,000	3,190,726
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels:
Series C, 3.0%, 11/15/2046	5,000,000	3,612,040
Series A, 4.0%, 11/15/2054	5,000,000	4,238,756
Series A, 5.0%, 11/15/2034	1,000,000	1,118,897
Series A, 5.0%, 11/15/2035	1,250,000	1,381,221
Series A, 5.0%, 11/15/2036	1,250,000	1,368,984
New York City, NY, General Obligation:
Series F-5, 3.85% (b), 9/2/2025, SPA: Barclays Bank PLC	100,000	100,000
Series C, 4.0%, 3/1/2040	5,000,000	4,689,838
Series G-1, 5.25%, 2/1/2048	20,000,000	20,646,576
New York City, NY, Health & Hospital Corp., Health System Revenue, Series B, 2.78% (b), 9/7/2025, LOC: TD Bank NA	700,000	700,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series BB, 2.75% (b), 9/7/2025, SPA: TD Bank NA	100,000	100,000
Series AA-1, 5.25%, 6/15/2052	7,500,000	7,659,787
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A4, 3.95% (b), 9/2/2025, SPA: JPMorgan Chase Bank NA	750,000	750,000
Series F-1, 5.0%, 2/1/2042	9,410,000	9,717,169
Series F-1, 5.0%, 2/1/2044	5,000,000	5,102,518
Series D-1, 5.25%, 11/1/2040	5,000,000	5,330,639
Series D-1, 5.5%, 11/1/2045	15,000,000	15,741,108
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S1, 5.0%, 7/15/2035	2,800,000	2,884,370
New York, NY, General Obligation:
Series B1, 5.0%, 12/1/2031	2,000,000	2,052,123
Series E1, 5.0%, 4/1/2040	11,250,000	11,777,967
Series B-1, 5.25%, 10/1/2047	3,000,000	3,064,228
Port Authority of New York & New Jersey:
Series 207, AMT, 5.0%, 9/15/2031	6,950,000	7,237,119
Series 207, AMT, 5.0%, 9/15/2032	6,500,000	6,747,101
Series 242, AMT, 5.0%, 12/1/2032	12,000,000	13,173,227

Triborough, NY, Bridge & Tunnel Authority Sales Tax Revenue:
Series A, 5.25%, 5/15/2052	8,000,000	8,159,138
Series A, 5.25%, 5/15/2057	12,000,000	12,244,152
		225,269,681
North Carolina 0.5%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series E, 3.9% (b), 9/2/2025, LOC: Royal Bank of Canada	200,000	200,000
North Carolina, Greater Asheville Regional Airport Authority Revenue:
AMT, 5.25%, 7/1/2043, INS: AG	1,165,000	1,184,506
AMT, 5.25%, 7/1/2048, INS: AG	2,250,000	2,253,392
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	2,050,000	2,093,367
North Carolina, State Housing Finance Agency, Series 52-A, 6.25%, 1/1/2055	2,855,000	3,110,613
		8,841,878
North Dakota 0.1%
City of Grand Forks, ND, Altru Health System Obligated Group Revenue, Series A, 5.0%, 12/1/2053, INS: AG	1,315,000	1,287,888
Ohio 2.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “2”, Series B-2, 5.0%, 6/1/2055	6,000,000	4,854,650
Columbus, OH, State Regional Airport Authority Revenue, Series A, AMT, 5.5%, 1/1/2050	17,740,000	18,163,686
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	975,000	976,756
5.0%, 1/1/2046	2,790,000	2,624,045
Series A, 5.75%, 1/1/2053	2,860,000	2,895,283
Ohio, Port of Greater Cincinnati Development Authority Revenue, Series B, 5.0%, 12/1/2053	1,305,000	1,279,472
Ohio, State Hospital Revenue, Aultman Health Foundation:
144A, 5.0%, 12/1/2038	7,750,000	7,326,963
144A, 5.0%, 12/1/2048	7,500,000	6,460,500
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Series B, 4.5%, 3/1/2050	2,230,000	2,262,569
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, First Time Homebuyer Program, 3.75%, 9/1/2050	2,180,000	2,200,772
		49,044,696
Oklahoma 0.9%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.25%, 8/15/2048	2,670,000	2,508,994
Series A, 5.5%, 8/15/2041	3,020,000	3,018,659
Series A, 5.5%, 8/15/2044	3,205,000	3,098,276
Oklahoma, State Municipal Airport Trust Trustees Revenue, American Airlines, Inc., AMT, 6.25%, 12/1/2040	1,500,000	1,626,231
Oklahoma, State Turnpike Authority Revenue:
5.5%, 1/1/2053	3,000,000	3,125,215
Series A, 5.5%, 1/1/2054	1,000,000	1,054,432
		14,431,807
Oregon 0.1%
Oregon, State Facilities Authority Revenue, Peacehealth Systems, Series B, 3.8% (b), 9/2/2025, LOC: TD Bank NA	2,200,000	2,200,000

Pennsylvania 4.6%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	665,000	583,133
5.0%, 12/1/2053	1,780,000	1,442,074
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	2,100,000	2,104,877
Pennsylvania, Bucks County Water and Sewer Authority Revenue, Series A, 5.25%, 12/1/2047, INS: AG	2,175,000	2,268,640
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	1,115,000	1,123,997
Pennsylvania, Commonwealth Financing Authority Revenue, Series A, 5.0%, 6/1/2033	5,000,000	5,026,491
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	1,290,000	1,346,044
5.0%, 6/1/2028	1,290,000	1,376,200
5.0%, 6/1/2029	1,290,000	1,372,301
5.0%, 6/1/2030	855,000	904,862
5.0%, 6/1/2031	865,000	911,512
Pennsylvania, Geisinger Authority Health System Revenue, Series A-2, 5.0%, 2/15/2034	3,000,000	3,050,343
Pennsylvania, Higher Educational Facilities Authority Revenue, Thomas Jefferson University Obligated Group, Series B-1, 5.25%, 11/1/2048, INS: AG	7,200,000	7,336,149
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group:
Series 2025-B, 5.0%, 3/15/2044	2,250,000	2,250,281
Series 2025-B, 5.0%, 3/15/2045	2,000,000	1,985,753
Pennsylvania, State Economic Development Financing Authority, The Penndot Major Bridges, AMT, 5.75%, 6/30/2048	10,000,000	10,133,141
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 136, 3.0%, 10/1/2051	3,271,067	3,256,338
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, 5.0%, 6/1/2042	6,950,000	6,980,406
Series B, 5.25%, 12/1/2052	4,050,000	4,135,773
Southeastern, PA, Transportation Authority Revenue, 5.25%, 6/1/2052	20,000,000	20,364,898
		77,953,213
South Carolina 2.5%
Charleston County, SC, Airport District Revenue, Series A, AMT, 5.25%, 7/1/2049	1,965,000	1,981,427
South Carolina, Public Service Authority Revenue:
Series A, 4.0%, 12/1/2055	4,000,000	3,266,844
Series B, 5.0%, 12/1/2044	2,500,000	2,540,047
Series B, 5.0%, 12/1/2047	5,500,000	5,500,448
Series B, 5.0%, 12/1/2048	1,000,000	996,503
Series B, 5.25%, 12/1/2054	2,000,000	2,020,348
Series A, 5.5%, 12/1/2054	1,200,000	1,236,771
South Carolina, State Jobs-Economic Development Authority Revenue, Bon Secours Mercy Health, Inc., Series A, 5.25%, 11/1/2044	3,000,000	3,114,791
South Carolina, State Jobs-Economic Development Authority Revenue, Novant Health Obligated Group, Series A, 5.5%, 11/1/2054	2,500,000	2,568,920
South Carolina, State Public Service Authority Revenue:
Series B, 4.0%, 12/1/2047	7,270,000	6,206,081
Series A, 5.0%, 12/1/2036	4,780,000	4,811,016
South Carolina, State Transportation Infrastructure Bank Revenue, Series A, 5.0%, 10/1/2038	8,000,000	8,177,469
		42,420,665

Tennessee 1.2%
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B, AMT, 4.0%, 7/1/2049	4,000,000	3,314,868
Series B, AMT, 4.0%, 7/1/2054	8,045,000	6,428,072
Series B, AMT, 5.5%, 7/1/2052	3,250,000	3,320,598
Shelby County, TN, Health & Educational Facilities Board Revenue, Madrone Memphis Student Housing I LLC, Series A1, 144A, 5.25%, 6/1/2056	1,135,000	1,023,381
Tennessee, State Energy Acquisition Corporation Revenue, Series A, 5.0% (a), 5/1/2052, GTY: Goldman Sachs Group, Inc.	5,050,000	5,354,961
		19,441,880
Texas 14.2%
Austin, TX, Independent School District, General Obligation, 5.25%, 8/1/2049	12,500,000	12,949,350
City of Corpus Christi, TX, Utility System Revenue, 5.0%, 7/15/2049	3,335,000	3,351,408
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Series A, 5.25%, 2/15/2045	750,000	770,136
Series A, 5.25%, 2/15/2049	2,250,000	2,299,731
Dallas, TX, Kay Bailey Hutchison Convention Center Project, Senior Lien, Special Tax, 144A, 6.0% (a), 8/15/2053	9,050,000	9,065,842
Harris County, TX, Industrial Development Corp. Revenue, Energy Transfer LP, 4.05% (a), 11/1/2050	5,100,000	5,125,240
Harris County, TX, Toll Road Revenue, Series A, 5.25%, 8/15/2054	10,000,000	10,346,604
Houston, TX, Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Facilities Department:
5.0%, 9/1/2029	1,000,000	1,070,432
5.0%, 9/1/2030	1,000,000	1,064,577
5.0%, 9/1/2031	850,000	899,346
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	15,000,000	11,593,614
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project:
Series A, 4.0%, 4/1/2046	1,525,000	1,182,893
Series A, 4.0%, 4/1/2051	5,500,000	4,072,580
San Antonio, TX, Education Facilities Corp., Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	890,000	708,369
Series A, 5.0%, 10/1/2051	1,580,000	1,143,431
San Antonio, TX, Electric & Gas Systems Revenue:
Series A, 5.25%, 2/1/2049	3,000,000	3,088,064
Series D, 5.25%, 2/1/2054	7,500,000	7,684,685
San Antonio, TX, Independent School District Revenue, 5.0%, 8/15/2047	10,000,000	10,113,084
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	5,000,000	4,844,852
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Scott & White Healthcare, Series D, 5.5%, 11/15/2047	8,550,000	8,818,919
Texas, Canutillo Independent School District, General Obligation, Series A, 5.25%, 2/15/2054	8,290,000	8,515,382
Texas, Lamar Consolidated Independent School District:
5.0%, 2/15/2041	10,930,000	11,412,093
5.0%, 2/15/2042	13,180,000	13,666,774
5.0%, 2/15/2043	11,340,000	11,694,658
5.25%, 2/15/2059	10,000,000	10,281,451
Texas, Lubbock Independent School District, General Obligation, 5.25%, 2/15/2055	7,500,000	7,753,897
Texas, New Hope Cultural Education Facilities Finance Corp. Revenue, Bridgemoor Plano Project, Series A-1, 7.25%, 12/31/2030 * (d)	3,005,000	2,962,880
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	2,250,000	1,828,311
Texas, Northwest Independent School District, General Obligation, 5.25%, 2/15/2055	4,750,000	4,914,452

Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	6,250,000	6,299,323
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments 3 LLC:
AMT, 5.5%, 6/30/2041	2,000,000	2,053,534
AMT, 5.5%, 6/30/2042	1,700,000	1,734,648
AMT, 5.5%, 6/30/2043	2,290,000	2,326,513
Texas, San Angelo Independent School District, General Obligation, 5.25%, 2/15/2055	10,000,000	10,353,907
Texas, State Department of Housing & Community Affairs, Series C, 6.0%, 3/1/2054	7,605,000	8,380,712
Texas, State General Obligation, 2.8% (b), 9/7/2025, SPA: JPMorgan Chase Bank NA	12,565,000	12,565,000
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	5,975,000	6,120,616
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund:
Series B, 4.0%, 10/15/2033	5,000,000	5,068,062
Series B, 4.0%, 10/15/2036	5,000,000	5,015,515
Texas, Transmission Contract Authority Revenue, LCRA Transmission Services Corp. Project:
Series A, 5.0%, 5/15/2040	1,000,000	1,044,760
Series A, 5.0%, 5/15/2041	4,450,000	4,616,906
		238,802,551
Utah 2.6%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 4.0%, 7/1/2051	10,200,000	8,387,060
Series A, AMT, 5.0%, 7/1/2042	8,440,000	8,401,515
Utah, Black Desert Public Infrastructure District Special Assessment, Public Infrastructure District Black Desert Assessment Area No. 1, 144A, 5.625%, 12/1/2053	2,000,000	1,940,282
Utah, Downtown Revitalization Public Infrastructure District, Sales Tax Revenue, Series A, 5.5%, 6/1/2055, INS: AG	4,000,000	4,165,844
Utah, Mida Mountain Village Public Infrastructure District, Tax Allocation:
Series 1, 144A, 5.125%, 6/15/2054	1,375,000	1,262,367
Series 2, 144A, 6.0%, 6/15/2054	8,425,000	8,370,108
Utah, Point Phase 1 Public Infrastructure District No. 1 Revenue, Series A-1, 6.125%, 3/1/2055	6,485,000	6,557,696
Utah, State Housing Corp. Revenue, Series A, 6.5%, 1/1/2054	3,025,000	3,328,730
Utah, State Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue, 5.5%, 6/1/2040	1,400,000	1,515,016
		43,928,618
Virginia 1.0%
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation, 144A, 5.0%, 9/1/2045	3,700,000	3,460,353
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	4,010,000	3,284,151
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	3,775,000	3,505,485
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2049	3,145,000	2,971,452
Virginia, State College Building Authority, Educational Facilities Revenue, Regent University Project, 4.0%, 6/1/2046	2,420,000	2,011,865
Virginia Beach, VA, State Beach Development Authority Residential Care Facility, Westminster-Canterbury on Chesapeake Bay Obligated Group, Series B-3, 5.375%, 9/1/2029	1,070,000	1,082,210
		16,315,516
Washington 4.1%
King County, WA, School District No. 412 Shoreline, 5.0%, 12/1/2031	4,345,000	4,626,699

Port of Seattle, WA, Revenue Bonds:
Series C, AMT, 5.0%, 8/1/2032	9,200,000	9,950,450
Series B, AMT, 5.5%, 8/1/2047	1,500,000	1,542,093
Series B, AMT, 5.5%, 10/1/2050	8,000,000	8,298,591
Skagit County, WA, Public Hospital District No. 1 Revenue, 5.5%, 12/1/2054	1,575,000	1,590,505
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2048, INS: AG	9,170,000	6,319,487
Series B, 3.0%, 7/1/2058	4,630,000	2,773,777
Washington, State Health Care Facilities Authority, CommonSpirit Health Obligation Group, Series A2, 5.0%, 8/1/2044	17,700,000	17,454,505
Washington, State Higher Educational Facilities Authority, Gonzaga University Project, Series A, 3.0%, 4/1/2049	5,000,000	3,385,719
Washington, State Higher Educational Facilities Authority, Seattle University Project, 4.0%, 5/1/2050	4,350,000	3,615,845
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project:
Series A, 144A, 5.0%, 1/1/2051	3,510,000	2,962,836
144A, 5.0%, 1/1/2055	5,500,000	4,565,754
Washington, State Housing Finance Commission, Panorama Project, 2.73% (b), 9/7/2025, LOC: Wells Fargo Bank NA	1,535,000	1,535,000
		68,621,261
West Virginia 1.8%
West Virginia, Marshall University Revenue, Improvement & Refunding Bonds, Series A, 4.0%, 5/1/2050, INS: AG	9,150,000	7,484,429
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group:
Series A, 5.0%, 6/1/2042	10,085,000	10,105,654
Series A, 5.5%, 6/1/2050	7,500,000	7,760,741
West Virginia, State Parkways Authority, Senior Lien, Trunpike Toll Revenue, 4.0%, 6/1/2051	6,765,000	5,684,253
		31,035,077
Wisconsin 4.3%
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	10,000,000	8,597,805
Wisconsin, Public Finance Authority Revenue, Million Air Three Obligated Group:
Series A, 144A, AMT, 6.25%, 9/1/2046	795,000	800,173
Series B, 144A, 7.0%, 9/1/2054	800,000	843,301
Wisconsin, Public Finance Authority Revenue, Renown Regional Medical Center Obligated Group, Series A, 5.5%, 6/1/2055	10,000,000	10,129,030
Wisconsin, Public Finance Authority Revenue, SR 400 Peach Partners LLC:
Series 2025, AMT, 5.75%, 12/31/2065	8,000,000	7,827,463
Series 2025, AMT, 6.5%, 6/30/2060	3,090,000	3,268,986
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	8,000,000	6,222,122
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	485,000	404,459
144A, Prerefunded, 4.0%, 4/1/2042	10,000	10,584
144A, Prerefunded, 4.0%, 4/1/2052	25,000	26,459
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	1,235,000	955,084
144A, 5.75%, 5/1/2054	3,860,000	2,514,790
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel:
Series A, 5.0%, 2/1/2062	8,750,000	8,064,497
Series B, 144A, 6.0%, 2/1/2062	3,000,000	3,037,985

Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	1,560,000	1,473,779
144A, 5.0%, 10/1/2048	5,000,000	4,531,344
Wisconsin, State General Obligation, Series 1, 5.0%, 5/1/2035	1,250,000	1,434,450
Wisconsin, State Health & Educational Facilities Authority Revenue, Chiara Housing & Services, Inc. Obligated Group:
5.875%, 7/1/2055	2,650,000	2,523,552
6.0%, 7/1/2060	2,800,000	2,689,379
6.625%, 7/1/2060	7,635,000	7,748,666
		73,103,908
Guam 0.1%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	1,090,000	1,040,085
Puerto Rico 0.4%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2037	1,690,325	1,570,065
Series A1, 4.0%, 7/1/2041	2,613,626	2,275,664
Series A1, 4.0%, 7/1/2046	1,097,810	907,331
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	5,000,000	1,580,287
Series A-1, Zero Coupon, 7/1/2051	4,207,000	981,980
		7,315,327
Total Municipal Investments (Cost $1,688,583,562)		1,644,651,261

Underlying Municipal Bonds of Inverse Floaters (e) 1.9%
Indiana 0.6%
Indiana, Finance Authority, Series C, 5.25%, 1/10/2046 (f)	10,000,000	10,461,104
Trust: Indiana, Finance Authority, Series 2025-XM1275, 144A, 8.79%, 4/1/2033, Leverage Factor at purchase date: 4 to 1
New York 1.3%
New York, New York City Transitional Finance Authority, Series D, 5.5%, 5/1/2052 (f)	10,000,000	10,484,808
Trust: New York, New York City Transitional Finance Authority, Series 2025- XM1309, 144A, 9.79%, 11/1/2032, Leverage Factor at purchase date: 4 to 1
New York, New York City Transitional Finance Authority, Series I-1, 5.25%, 5/1/2048 (f)	10,000,000	10,347,860
Trust: New York, New York City Transitional Finance Authority, Series 2025- XM1261, 144A, 11.4%, 5/1/2033, Leverage Factor at purchase date: 4 to 1
		20,832,668
Total Underlying Municipal Bonds of Inverse Floaters (Cost $31,320,054)		31,293,772

Corporate Bonds 0.5%
Consumer Discretionary 0.4%
Grand Canyon University, 5.125%, 10/1/2028	6,386,000	6,273,849
Industrials 0.1%
Brightline East LLC, 144A, 11.0%, 1/31/2030	5,000,000	2,873,010
Total Corporate Bonds (Cost $11,042,025)		9,146,859

	Shares	Value ($)

Closed-End Investment Companies 0.2%
Nuveen Quality Municipal Income Fund (Cost $3,179,677)	314,188	3,559,750

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 2.72% (g) (Cost $76,676)	76,668	76,676

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,734,201,994)	100.2	1,688,728,318
Floating Rate Notes (e)	(1.3)	(22,500,000)
Other Assets and Liabilities, Net	1.1	19,239,265
Net Assets	100.0	1,685,467,583
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of August 31, 2025.
Date shown reflects the earlier of demand date or stated maturity date.

(c)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(d)	Defaulted security or security for which income has been deemed uncollectible.
(e)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate
Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(f)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(g)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$1,675,945,033	$—	$1,675,945,033
Corporate Bonds (a)	—	9,146,859	—	9,146,859
Closed-End Investment Companies	3,559,750	—	—	3,559,750
Open-End Investment Companies	76,676	—	—	76,676
Total	$3,636,426	$1,685,091,892	$—	$1,688,728,318

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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